UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments:

Putnam PanAgora Risk Parity Fund

The fund's portfolio
5/31/18 (Unaudited)

INVESTMENT COMPANIES (29.4%)(a)
	Shares	Value

State Street Institutional US Government Money Market Fund(PAN)	9,107,420	9,107,420

Total investment companies (cost $9,107,420)		$9,107,420

SHORT-TERM INVESTMENTS (69.1%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills zero%, 7/19/18(PAN)(SEG)	$21,440,000	$21,389,044

Total short-term investments (cost $21,388,953)		$21,389,044

TOTAL INVESTMENTS

Total investments (cost $30,496,373)		$30,496,464

FUTURES CONTRACTS OUTSTANDING at 5/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Amsterdam Exchange index (Long)	1	$129,262	$129,110	Jun-18	$(2,399)
Australian Government Treasury Bond 10 yr (Long)	58	5,658,498	5,658,498	Jun-18	62,642
Bloomberg Commodity Index (Long) ##	860	7,801,567	7,800,200	Jun-18	294,160
Canadian Government Bond 10 yr (Long)	46	4,822,798	4,822,798	Sep-18	74,400
DAX Index (Long)	1	368,394	368,602	Jun-18	5,215
Euro-Bobl 5 yr (Long)	24	3,718,421	3,718,422	Jun-18	57,172
Euro-BTP Italian Government Bond (Long)	24	3,541,099	3,541,101	Jun-18	(249,259)
Euro-Bund 10 yr (Long)	10	1,895,498	1,895,499	Jun-18	56,962
Euro-Buxl 30 yr (Long)	5	998,135	998,135	Jun-18	54,235
FTSE 100 Index (Long)	4	408,281	407,845	Jun-18	29,584
Hang Seng Index (Long)	1	194,236	194,417	Jun-18	143
IBEX 35 Index (Long)	1	110,656	110,441	Jun-18	(8,477)
Japanese Government Bond 10 yr (Long)	12	16,653,399	16,653,399	Jun-18	23,406
MSCI Emerging Markets Index (Long)	59	3,306,095	3,309,015	Jun-18	(309,468)
OMXS 30 Index (Long)	9	158,174	157,516	Jun-18	(5,527)
Russell 2000 Index E-Mini (Long)	28	2,287,053	2,287,880	Jun-18	79,892
S&P 500 Index E-Mini (Long)	32	4,328,432	4,328,800	Jun-18	(133,510)
S&P/TSX 60 Index (Long)	3	439,820	439,287	Jun-18	17,856
SPI 200 Index (Long)	3	340,986	341,220	Jun-18	1,601
Tokyo Price Index (Long)	2	321,267	320,724	Jun-18	12,114
U.K. Gilt 10 yr (Long)	29	4,759,525	4,759,527	Sep-18	80,522
U.S. Treasury Bond 30 yr (Long)	23	3,337,875	3,337,875	Sep-18	71,905
U.S. Treasury Note 2 yr (Long)	88	18,676,625	18,676,625	Sep-18	46,536
U.S. Treasury Note 5 yr (Long)	58	6,605,656	6,605,656	Sep-18	41,274
U.S. Treasury Note 10 yr (Long)	47	5,660,563	5,660,563	Sep-18	54,082

Unrealized appreciation					1,063,701

Unrealized (depreciation)					(708,640)

Total					$355,061
## Held by Putnam PanAgora Risk Parity Ltd., a wholly-owned and controlled subsidiary.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 20, 2017 (commencement of operations) through May 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $30,934,671.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,436,573.
(PAN)	A portion of these holdings are held by Putnam PanAgora Risk Parity Ltd., a wholly-owned and controlled subsidiary, valued at $4,037,381.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to gain exposure to equity securities, fixed-income securities and commodities.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $261,499 in a segregated account to cover margin requirements on open futures contracts.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Investment companies	$9,107,420	$—	$—
Short-term investments	—	21,389,044	—

Totals by level	$9,107,420	$21,389,044	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$355,061	$—	$—

Totals by level	$355,061	$—	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$146,405	$459,381
Interest rate contracts	623,136	249,259
Commodity contracts	294,160	—

Total	$1,063,701	$708,640

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		1,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 27, 2018